Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Current Assets
Cash	$ 138,770	$ 164,014	$ 149,832
Accounts receivable	116,336	349,389	791,728
Inventory	39,003	44,599	118,558
Prepaid expenses and other current assets	9,817	35,403	4,547
Total Current Assets	303,926	593,405	1,064,665
Property and equipment, net	6,377	8,835	19,923
Right of use lease asset	125,457	138,776
Total non-current assets	131,834	147,611	19,923
Total Assets	435,760	741,016	1,084,588
Current Liabilities:
Accounts payable	2,639,413	2,832,790	3,163,443
Accrued expenses and interest	3,908,191	3,595,428	1,906,478
Convertible notes payable - net of discounts and premiums	7,969,641	8,310,950	7,827,730
Note payable - seller	900,000	900,000	900,000
Line of credit - bank	38,648	41,609	44,556
Current portion notes and loans payable - net of discounts	286,405	903,251	284,949
Note payable - related party	50,000		202,645
Settlements payable	42,850	42,850	174,574
Lease liability - current portion	52,181	52,180
Derivative Liabilities	176,628	128,628	128,628
Convertible note payable - related party affiliate			34,000
Convertible note payable - related party officer			30,000
Total Current Liabilities	16,063,957	16,807,686	14,697,003
Long-term Liabilities:
Convertible note payable, net of premiums - related party	779,727	1,791,312	855,439
Notes and loans payable - net of current portion	370,710		427,500
Lease liability, less current portion	73,967	86,991
Total Long-term Liabilities	1,224,404	1,878,303	1,282,939
Total Liabilities	17,288,361	18,685,989	15,979,942
Commitments and Contingencies (Note 14)
Stockholders' Deficit:
Preferred stock - $0.0001 par value, 5,000,000 shares authorized, Series A preferred stock - no par value, 250 shares designated, issued and outstanding
Common stock - $0.0001 par value, 6,000,000,000 shares authorized, 1,010,278,196 and 491,032,439 shares issued and outstanding at December 31 and September 30, 2020, respectively	101,027	49,104	326
Additional paid-in capital	14,100,595	13,080,692	11,850,771
Accumulated deficit	(31,054,223)	(31,074,769)	(26,746,451)
Total Stockholders' Deficit	(16,852,601)	(17,944,973)	(14,895,354)
Total Liabilities and Stockholders' Deficit	$ 435,760	$ 741,016	$ 1,084,588